Consolidated Balance Sheets (Parenthetical) - $ / shares			12 Months Ended
	Sep. 11, 2024	Sep. 09, 2024	Aug. 31, 2025	Aug. 31, 2024	Apr. 12, 2024	Dec. 20, 2021	Dec. 16, 2021
Statement of Financial Position [Abstract]
Common Stock, Shares Authorized				250,000,000			75,000,000
Common Stock, Par or Stated Value Per Share				$ 0.001	$ 0.001		$ 0.001
Common Stock, Shares, Outstanding			27,180,631	25,685,591		101,779,323
Reverse stock split	1-for-4 reverse stock split	1:4 Reverse Stock Split	1:4 Reverse Stock Split, each 4 pre-split